Goodwill and Other Intangible Assets (Summary of Reconciliation of Intangible Assets) (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Amortization	$ 260,000,000	$ 254,000,000
Remaining amortization period of intangible assets	5 years
Amount recoverable amount exceeds its carrying amount	$ 1,500,000,000
Percent by which units recoverable amount exceeds its carrying amount	120.00%